Fees Summary	Dec. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,522,000
Previously Paid Amount	0.00
Total Fee Amount	233.02
Total Offset Amount	0.00
Net Fee	233.02
Narrative - Max Aggregate Offering Price	$ 1,522,000
Final Prospectus	true